Risk Management (Details) - Schedule of geographical concentration of risks - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 545,582	$ 467,273	$ 349,292
Africa [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 27,749	$ 20,956	$ 16,492
Concentration Percentage	5.00%	5.00%	5.00%
Asia [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 55,816	$ 37,398	$ 32,810
Concentration Percentage	10.00%	8.00%	9.00%
Australasia [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 23,454	$ 19,104	$ 15,185
Concentration Percentage	4.00%	4.00%	4.00%
Caribbean Islands [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 30,244	$ 15,964	$ 8,334
Concentration Percentage	6.00%	3.00%	2.00%
Central America [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 28,166	$ 37,442	$ 37,732
Concentration Percentage	5.00%	8.00%	11.00%
Europe [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 48,780	$ 59,972	$ 37,328
Concentration Percentage	9.00%	13.00%	11.00%
Middle East [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 53,564	$ 48,401	$ 36,883
Concentration Percentage	10.00%	10.00%	11.00%
North America [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 32,773	$ 22,553	$ 4,281
Concentration Percentage	6.00%	5.00%	1.00%
South America [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 20,718	$ 20,548	$ 11,051
Concentration Percentage	4.00%	4.00%	3.00%
UK [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 197,090	$ 158,381	$ 115,863
Concentration Percentage	36.00%	34.00%	33.00%
Worldwide [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 27,228	$ 26,554	$ 33,333
Concentration Percentage	5.00%	6.00%	10.00%